RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Due from Related Parties, Unclassified [Abstract]
Advance for the Group's expenditure		¥ 65
Balance at the end	$ 9	65
Changes in related party balances
Balance at the beginning of the period		(69)		¥ (18)
Expense paid on behalf of the Group		42		(328)
Expense Reimbursement payment				277
Balance at the end of the period	(4)	(27)		(69)
Mr. Xiaoqiang Wei
Due from Related Parties, Unclassified [Abstract]
Advance for the Group's expenditure		65
Balance at the end	9	65
Mr. Wang Song
Changes in related party balances
Balance at the beginning of the period		(51)
Expense paid on behalf of the Group				(328)
Expense Reimbursement payment			$ (51)	277
Balance at the end of the period				(51)
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(18)		(18)
Expense paid on behalf of the Group		(9)
Balance at the end of the period	$ (4)	¥ (27)		¥ (18)